Summary of accounting policies	12 Months Ended
Dec. 31, 2025
Summary of accounting policies
Summary of accounting policies

3. Summary of accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied throughout all the years presented, unless otherwise stated.

3.1 Summary of material accounting policies

3.1.1 Basis of preparation

(a) Compliance with International Financial Reporting Standards (“IFRS Accounting Standards”)

The consolidated financial statements of the Group have been prepared in accordance with the IFRS Accounting Standards, as issued by the International Accounting Standards Board (“IASB”). The term “IFRS Accounting Standards” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (Standing Interpretations Committee (SIC) and IFRS Interpretations Committee (IFRIC)).

The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and financial liabilities measured at fair value through profit or loss or through other comprehensive income, which are carried at fair value.

The preparation of the consolidated financial statements in conformity with IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.1 Basis of preparation (Continued)

(b) New amendments adopted or not yet adopted by the Group

Amendments to IAS 21 specify how an entity shall assess whether a currency is exchangeable into another currency and how it shall estimate a spot exchange rate at a measurement date when exchangeability is lacking. The amendments have been adopted by the Group for the first time on January 1, 2025. The adoption of the amended IFRS Accounting Standards had no significant impact on how the results and financial position for the current and prior periods have been prepared and presented. The Group has not early applied any new or amended IFRS Accounting Standards that is not yet effective for the current accounting period.

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

New Standards, interpretations and amendments		Effective date
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	January 1, 2026
Annual Improvements to IFRS Accounting Standards – Volume 11	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7	January 1, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 and its amendments	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

The Group is in the process of making an assessment of the impact of these new and amended standards upon initial application. The adoption of IFRS 18 will not affect the recognition or measurement of items in the consolidated financial statements. It mainly has impacts on presentation and disclosure of income and expenses and adds new disclosure requirements on management-defined performance measures within the consolidated financial statements. Except for IFRS 18, none of these is expected to have significant impact on the consolidated financial statements of the Group.

3.1.2 Subsidiaries and non-controlling interests

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs.

Subsidiaries are all entities (including VIEs and subsidiaries of the VIEs as stated in Note 2 above) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated income statement, consolidated statements of comprehensive income (loss), consolidated statements of changes in equity and consolidated statements of financial position respectively.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.2 Subsidiaries and non-controlling interests (Continued)

(a)	Business combination

The Group applies the acquisition method to account for business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	the fair values of the assets transferred,
●	the liabilities incurred to the former owners of the acquired business,
●	the equity interests issued by the Group,
●	the fair value of any asset or liability resulting from a contingent consideration arrangement, and
●	the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred, amount of any non-controlling interests in the acquiree, and the acquisition-date fair value of any previous equity interests in the acquire over the fair value of the identifiable net assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net assets of the business acquired in the case of a bargain purchase, the difference is recognized directly in the profit or loss.

(b)Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in a loss of control are accounted for as equity transactions — that is, as transactions with the owners of the subsidiary in their capacity as owners. The difference between fair value of any consideration paid or received and the relevant share of the carrying amount of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

(c)Changes in ownership interests in subsidiaries with change of control

When the Group ceases to consolidate a subsidiary because of a loss of control, any retained interests in the entity are remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purpose of subsequently accounting for the retained interests as an associate, a joint venture or a financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRS Accounting Standards.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.3 Investments accounted for using the equity method

(a)Associates

Associates are all entities over which the Group has significant influence but not control or joint control, generally but not necessarily accompanying a shareholding of between 20% and 50% of the voting rights. The Group’s investments in associates in the form of ordinary shares with preferential rights, whose risks and rewards are different from ordinary shares are financial assets measured at fair value through profit or loss (Note 3.1.9). All associates in the form of ordinary shares with significant influence are accounted for using the equity method of accounting.

(b)Joint ventures

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement and are accounted for using the equity method of accounting.

(c)Equity method accounting

Under the equity method of accounting, the investments are initially recognized at cost and subsequently the Group’s share of post-acquisition profit or loss of the investees is recognized in the consolidated income statement, the Group’s share of post-acquisition movements in other comprehensive income of the investees is recognized in other comprehensive income. When the investees have a change in net assets (other than from a transaction with other investors) that does not affect profit or loss or other comprehensive income, the Group’s share of other changes in net assets is recognized in consolidated statements of changes in equity. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Upon the acquisition of the ownership interest in an associate or a joint venture, any difference between the cost of the associate or the joint venture and the Group’s share of the net fair value of the associate’s or the joint venture’s identifiable assets and liabilities is accounted for as goodwill which is included in the carrying amount of the investment.

Where the Group’s share of losses in an associate or a joint venture equals or exceeds its interests in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interests in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates and joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group.

The Group determines at each reporting date whether there is any objective evidence that investments accounted for using the equity method, including investments in associates and joint ventures, are impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment and its carrying amount and recognizes the amount in “Investment income (loss), net” in the consolidated income statements.

An associate or a joint venture of the Group might issue shares to other investors which dilute the Group’s interest. This is deemed as a partial disposal of the Group’s interest in this entity. A dilution gain or loss arising from the deemed partial disposal is recognized in the consolidated income statements. If the ownership interest in an associate or a joint venture is reduced but significant influence or joint control is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to the consolidated income statements where appropriate.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.4 Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, mainly refers to the chief executive officer (“CEO”). Two or more operating segments may be aggregated into a single operating segment if aggregation is consistent with the core principle of IFRS 8, the segments have similar economic characteristics, and the segments are similar in the nature of the products and services, the nature of the production processes, the type or class of customer for their products and services, the methods used to distribute their products or provide their services; and if applicable, the nature of the regulatory environment.

The Group’s internal organizational structure and business segments are more fully described in Note 7.

3.1.5 Property and equipment

All property and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, where appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Gain or loss on disposals are determined by comparing proceeds with carrying amount, and are recognized in the consolidated income statement.

Depreciation is calculated using the straight-line method or accelerated basis to allocate their cost, net of their residual values, over their estimated useful lives, as follows:

Categories	Estimated useful lives
Bikes and e‑bikes and related batteries	2‑4 years
Computers and equipment	2‑5 years
Vehicles	3-5 years
Leasehold improvement	Lesser of estimated useful life or remaining lease terms
Others	5‑40 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Construction in progress mainly represents computers and equipment and bikes and e-bikes and related batteries, which is stated at actual construction cost less accumulated impairment losses. Construction in progress is transferred to appropriate categories of property and equipment when completed and ready for use.

3.1.6 Leases

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

Contracts may contain both lease and non-lease components. The Group has elected not to separate non-lease components from lease components; therefore, it accounts for lease components and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.6 Leases (Continued)

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	variable lease payment that are based on an index or a rate, initially measured using the index or rate as of the commencement date;
●	amounts expected to be payable by the Group under residual value guarantees;
●	the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and
●	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

To determine the incremental borrowing rate, the Group:

●	where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received;
●	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third party financing; and
●	makes adjustments specific to the lease, e.g. term, country, currency and security.

If a readily observable amortizing loan rate is available to the individual lessee (through recent financing or market data) which has a similar payment profile to the lease, then the Group uses that rate as a starting point to determine the incremental borrowing rate.

Lease payments are allocated between the lease liabilities and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.6 Leases (Continued)

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

The payments associated with leases of the low-value assets are recognized on a straight-line basis as expenses in profit or loss. Variable lease payments not based on an index or a rate are recognized in profit or loss when the triggering condition of those payments occurs.

Payments associated with short-term leases are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

3.1.7 Goodwill

Goodwill arises from the acquisition of subsidiaries represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identified net assets acquired.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units (“CGUs”), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each CGU or group of CGUs to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purposes, and is not larger than an operating segment.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of the CGU containing the goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs of disposal. Any impairment is recognized immediately as an expense and is not subsequently reversed.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.8 Intangible assets

Intangible assets are primarily acquired through business combinations or purchased from third parties. Intangible assets arising from business combinations are recognized and measured at fair value upon acquisition. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:

Categories	Estimated useful lives
Non‑compete agreements	6‑7 years
Trademarks, patents and others	3-10 years
Driver lists	5 years
Customer lists	5 years
Software	3-5 years
Licenses*	Indefinite live
*

Licenses mainly include a third-party payment license issued by the People’s Republic of China government authorities that enable the Group to operate third-party payment business. The Group is required to apply for the renewal of the third-party payment license issued by the People’s Republic of China government authorities each five years and the Group considered that, based on regulatory precedent, there were no practical difficulties in the renewal process according to the industry practice, thus providing the basis for the indefinite life assumption. The acquired licenses that have an indefinite life are carried at historical cost less any subsequent impairment loss.

Expenditure on research activities is recognized as an expense in the period in which it is incurred. Expenditure on development activities is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources and the intention to complete development. There were no development costs meeting these criteria and capitalized as intangible assets for the years ended December 31, 2023, 2024 and 2025.

3.1.9 Financial assets

(a)Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.

Business model

The Group’s business model reflects how the Group manages its financial assets in order to generate cash flows. The business model determines whether the cash flow will result from collecting contractual cash flows, selling of financial assets or both.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.9 Financial assets (Continued)

The contractual cash flow characteristics

The characteristics of the contractual cash flow of financial assets refer to the cash flow attributes agreed in the contracts of financial instruments that reflect the economic characteristics of the relevant financial assets.

Financial assets measured at amortized cost

A debt instrument is measured at amortized cost if both of the following conditions are met and is not designated as at fair value through profit or loss (“FVTPL”): (i) the asset is managed within a business model whose objective is to hold assets in order to collect contractual cash flows; (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets measured at fair value through other comprehensive income

FVOCI include debt instruments measured at FVOCI and equity instruments designated as at FVOCI. A debt instrument which is measured at FVOCI if both of the following conditions are met:

(i) the asset is managed within a business model whose objective is achieved by collecting contractual cash flows and selling financial assets; (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group may make an irrevocable election at initial recognition to designate an equity instrument as at FVOCI if it is not held for trading purpose. The classification is determined on an instrument-by-instrument basis.

Financial assets measured at fair value through profit or loss

Financial assets measured at FVTPL include the debt instruments that do not meet the criteria for amortized cost or FVOCI, and the equity investments which are not designated as measured at FVOCI.

The Group reclassifies debt instruments when and only when its business model for managing financial assets changes.

See Note 19 for details of each type of financial assets.

(b)Measurement

Initial measurement

Except for accounts receivable (Note 3.2.3) and contract assets at initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are recorded in profit or loss.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.9 Financial assets (Continued)

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Subsequent measurement

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

●	Amortized cost: A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is recognized in profit or loss using the effective interest method.
●	FVOCI: Movements in the carrying amount are taken through OCI, except for the recognition of impairment losses or reversals, interest income and foreign exchange gains (losses) which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss. Interest income from these financial assets is recognized in profit or loss using the effective interest method. Foreign exchange gains (losses) are presented in finance (costs) income, net and impairment losses or reversals are presented in investment income (loss), net.
●	FVTPL: A gain or loss on a debt investment that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in profit or loss and presented net in the consolidated income statements within investment income (loss), net in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value.

Where the Group has made the irrevocable election to present fair value gains or losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains or losses to profit or loss following the derecognition of the investments. Dividends from such investments continue to be recognized in profit or loss as investment income (loss), net when the Group’s right to receive payments is established. Equity instruments designated as FVOCI are not subject to impairment assessment.

All other investments in equity instruments are measured at FVTPL. Changes in the fair value of financial investments measured at FVTPL are recognized in the consolidated income statements within investment income (loss), net.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.9 Financial assets (Continued)

(c)Impairment

The Group assesses on a forward looking basis the expected credit losses(“ECL”) associated with its debt instruments carried at amortized cost or under FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For accounts receivable and contract assets, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Impairment on other debt instruments is measured as either 12-month ECL or lifetime ECL, depending on whether there has been a significant increase in credit risk(“SICR”) since initial recognition. If a significant increase in credit risk of a receivable has occurred since initial recognition, then impairment is measured as lifetime ECL.

(d)Derecognition

The Group derecognizes a financial asset, if the part being considered for derecognition meets one of the following conditions: (i) the contractual rights to receive the cash flows of the financial asset expire; (ii) the contractual rights to receive the cash flows and substantially all the risks and rewards of ownership of the financial asset have been transferred; or (iii) the Group retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows to the eventual recipient in an agreement that meets all the conditions of derecognition of transfer of cash flows (“pass through” requirements) and substantially all the risks and rewards of ownership of the financial asset have been transferred.

Where a transfer of a financial asset in its entirety meets the criteria for derecognition, the difference between the two amounts below is recognized in profit or loss or retained earnings:

●	the carrying amount of the financial asset transferred; and
●	the sum of the consideration received from the transfer and any cumulative gains or losses that has been recognized directly in equity.

If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group continues to recognize the asset to the extent of its continuing involvement and recognizes an associated liability.

As part of its operations, the Group securitises financial assets, generally through the sale of these assets to special purpose vehicles which issue securities to investors. When the securitisation of financial assets is qualified for derecognition, the relevant financial assets are derecognized in their entirety and a new financial asset is recognized regarding the interest in the unconsolidated securitisation vehicles that the Group acquired. When the securitisation of financial assets is not qualified for derecognition, the relevant financial assets are not derecognized, and the consideration paid by third parties are recorded as a financial liability. When the securitisation of financial assets is partially qualified for derecognition, the book value of the transferred assets should be recognized between the derecognized portion and the retained portion based on their respective fair values, and the difference between the book value of the derecognized portion and the total consideration paid for the derecognized portion shall be recorded in profit or loss.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.10 Impairment of non-financial assets

Goodwill and assets that have an indefinite useful life or are not yet available for use are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use (“VIU”). For the purpose of assessing impairment, assets are grouped at the lowest levels of CGUs. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

3.1.11 Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated income statements over the period of the borrowings using the effective interest method.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Borrowings are classified as current liabilities unless the Group has a right to defer settlement of the liability for at least 12 months after the end of the reporting period. Covenants that the Group is required to comply with, on or before the end of the reporting period, are considered in classifying loan arrangements with covenants as current or non-current. Covenants that the Group is required to comply with after the reporting period do not affect the classification.

3.1.12 Preferred shares issued by subsidiaries

Preferred shares issued by subsidiaries of the Group (“issuer”) may require the issuer or the Group to settle them in cash upon the occurrence of certain events including certain deemed liquidation events that are not solely within the control of the Group. All of these preferred shares can be converted into ordinary shares of issuer at any time after the original issuance date at the option of the holders or automatically converted into ordinary shares upon the closing of an IPO at an initial conversion ratio of 1:1 subject to certain adjustment scenarios including in adjustment for conversion price for dilutive issuance, as detailed in Note 33.

The Group designated these entire preferred shares as financial liabilities at fair value through profit or loss on initial recognition and the embedded features, including conversion feature and liquidation preferences, are not separated. Thus, the preferred shares are initially recognized at fair value. Any directly attributable transaction costs are recognized as finance (costs) income, net in the consolidated income statements.

Subsequent to initial recognition, the changes of fair value of these preferred shares attributable to changes in the credit risk of these preferred shares were recognized in other comprehensive income and the other changes of fair value of these preferred shares were recognized in profit or loss. Changes in fair value attributable to the Group’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss; instead, they are transferred to retained earnings when realized.

These preferred shares have been presented as current liabilities as the preferred shares may be converted into ordinary shares at the option of the preferred shareholders at any time, and the conversion option doesn’t meet the definition of equity instrument.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.13 Current and deferred income tax

The income tax expense for the period comprises current and deferred income tax. Income tax is recognized in the consolidated income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the income tax is also recognized in other comprehensive income or directly in equity, respectively.

(a)Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable profit. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

(b)Deferred income tax

Inside basis differences

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill and the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and does not give rise to equal amounts of taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which tax losses and temporary differences can be utilized.

Outside basis differences

Deferred tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, associates and joint arrangements, except for deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Generally the Group is unable to control the reversal of the temporary difference for associates and joint ventures. Only when there is an agreement in place that gives the Group the ability to control the reversal of the temporary difference in the foreseeable future, deferred tax liability in relation to taxable temporary differences arising from the associate’s undistributed profits is not recognized.

Deferred tax assets are recognized on deductible temporary differences arising from investments in subsidiaries, associates and joint arrangements only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilized.

(c)Offsetting

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current income tax assets against current income tax liabilities and where the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.14 Share-based compensation

The Group operates share incentive plans, under which it receives services from employees and non-employees as consideration for equity instruments (share options, restricted shares and restricted share units (“RSUs”)) of the Group. The fair value of the services received in exchange for the grant of the equity instruments (share options, restricted shares and RSUs) is recognized as an expense on the consolidated income statements with a corresponding increase in equity.

For grant of share options, the total amount to be expensed is determined by reference to the fair value of the options granted by using Binomial option pricing model, which includes the impact of market performance conditions but excludes the impact of service condition and non-market performance conditions. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For grant of restricted shares and RSUs, the fair value of share-based awards was determined based on the market price of the Group’s publicly traded ADSs on the NYSE before its delisting in June 2022 and the Group’s ADSs have been quoted on OTC Pink under the symbol “DIDIY” thereafter.

Non-market performance and service conditions are included in assumptions about the number of options and awarded shares that are expected to become vested. At each reporting period end, the Group revises the estimates of the number of options and awarded shares that are expected to ultimately vest. It recognizes the impact of the revision to original estimates, if any, in the consolidated income statements of the Group, with a corresponding adjustment to equity.

If the terms of an equity-settled share-based award are modified, the effect of modification is recognized for any modification that increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employees and non-employees, as measured at the date of modification. Modifications of an equity-settled share-based award in a manner that is not beneficial to employees or non-employees are not taken into account when determining the expenses to be recognized.

3.1.15 Revenue recognition

Revenue is recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, after considering allowances for refund, price concession, discount and value added tax (“VAT”).

(a)The accounting policy for the Group’s main revenue streams

China Mobility

The Group generates revenues from providing a variety of mobility services through its mobility platform in the Chinese Mainland (“China Mobility Platform”). The Group’s revenues from its ride hailing services in the Chinese Mainland presented on a gross basis accounted for approximately 97% of the total revenues from China Mobility for the years ended December 31, 2023, 2024, and 2025, respectively. The Group also generates revenues from providing other mobility services such as chauffeur, hitch, online taxi and other services in the Chinese Mainland.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.15 Revenue recognition (Continued)

●	Ride hailing services in the PRC

The Group provides a variety of ride hailing services on its China Mobility Platform, mainly including Luxe, Premier, DiDi Flash, Express, Discount Express, Piggy Express and Carpooling service lines in the PRC, and considers itself as the ride service provider according to the relevant regulations in the PRC and the ride service agreements entered into with riders. For all ride hailing services offered, names of the services and the service providers with the corresponding service agreements are displayed on the Group’s China Mobility Platform. Riders can choose ride hailing services from the Group’s China Mobility Platform based on their mobility needs and preferences. When a rider selects and initiates a ride service request, an estimated service fee is displayed and the rider can further decide whether to place the service request or not. Once the rider places the ride service request and the Group accepts the service request, a ride service agreement is entered into between the rider and the Group. Upon completion of the ride services, the Group recognizes ride hailing services revenues on a gross basis.

●	Principal versus agent considerations of ride hailing services in the PRC

According to the relevant regulations in the PRC, online ride hailing services platforms are required to obtain licenses and take full responsibility of the ride services. The relevant regulations also require the licensed platforms to ensure that the drivers and cars engaged in providing ride services meet the requirements stipulated by the regulations. Accordingly, the Group as an online ride hailing services platform considers itself as the principal for its ride services because it controls the services provided to riders. The control over the services provided to riders is demonstrated through: a) the Group is able to direct registered drivers to deliver ride services on its behalf based on the ride service agreement it entered into with riders. If the assigned driver is not able to deliver the service in limited circumstances, the Group will assign another registered driver to deliver the service; b) in accordance with the agreements entered into between the Group and the drivers, the drivers are obligated to comply with service standards and implementation rules set by the Group when providing the ride services on behalf of the Group; c) the Group evaluates drivers’ performance regularly in accordance with standards set by the Group. Other indicators of the Group being the principal are demonstrated by: a) the Group is obligated to fulfill the promise to provide the ride hailing services to riders in accordance with the above regulations in the PRC and the above service agreements; b) according to applicable necessary procedures, the Group has the discretion in setting the prices for the services.

●	Chauffeur, hitch and online taxi services in the PRC

The Group provides a variety of other services on its China Mobility Platform, mainly including chauffeur, hitch and online taxi services. The Group considers itself as the agent for chauffeur, hitch and online taxi services and recognizes agency revenue earned mainly from the service providers such as hitch drivers, taxi drivers and chauffeur service providers.

International

The Group derives its international revenues principally from ride hailing services, food delivery services and financial services in overseas countries, including Brazil and Mexico.

●	Ride hailing services in overseas countries

The Group contracts with individual drivers to offer ride services on the Group’s mobility platform in overseas countries (“Overseas Mobility Platform”). When a rider raises a ride service request through the Group’s Overseas Mobility Platform, an estimated service fee is displayed and the rider can further decide whether to place the service request or not. Once the rider places the ride service request and a driver accepts the service request, a ride service agreement is entered into between the rider and the driver. The Group’s performance obligation is to facilitate and arrange the ride services between riders and drivers. The Group recognizes revenues from its service contracts with drivers upon completion of the ride services provided by drivers. In addition, in most overseas countries riders access the Group’s Overseas Mobility Platform for free and the Group has no performance obligation to the riders. As a result, in general, drivers are the Group’s customers, while riders are not.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.15 Revenue recognition (Continued)

●	Principal versus agent considerations of ride hailing services in overseas countries

The Group considers itself as an agent for ride hailing services provided through its Overseas Mobility Platform because the Group does not control the services provided by drivers to riders as 1) the Group does not obtain control of the drivers’ services prior to its transfer to the riders; 2) the Group does not have the power to direct drivers to perform the service on its behalf; and 3) the Group does not integrate services provided by drivers with the Group’s other services and then provide them to riders. Another indicator of the Group being the agent is that the drivers are obligated to fulfill the promise to provide the ride services according to the service agreements entered into between drivers and riders.

●	Food delivery services in overseas countries

The Group derives its food delivery revenue primarily from service fees paid by merchants, delivery persons and eaters for facilitating the provision of the services by merchants and delivery persons to eaters. The service fee paid by merchants is a fixed percentage of the meal price. The service fee paid by delivery persons is the difference between the delivery fee paid by the eaters and the amount earned by the delivery persons. The service fee paid by eaters is charged separately from the meal price and delivery fee for connecting the eaters with merchants and delivery persons. The Group recognizes revenue upon the completion of a successful food delivery service by merchants and delivery persons.

●	Financial services in overseas countries

The financial services revenues mainly consist of interest income from micro loans services and credit card services. The Group generates interest income from its loan receivables by applying the effective interest method. For an explanation of how the Group calculates interest income, see Note 3.1.21- Interest income.

Other Initiatives

●	Bike and e-bike sharing

The Group derives its revenue mainly from single ride fees paid by consumers for bike and e-bike sharing services. The Group enters into rental agreements with the consumers at the inception of each trip and is responsible for providing access to the bikes and e-bikes over the consumer’s desired period of use. The rental revenues from single ride fees are recognized upon the completion of each trip.

●	Certain energy and vehicle services

Certain energy and vehicle services include charging, refuelling and the leasing business that the Group carries out itself.

The Group considers itself as the agent for refuelling and charging services and recognizes agency revenue primarily from its services contracts with gas stations and drivers for refuelling services or with charging stations for charging services upon the completion of a refuelling or charging order.

The Group mainly provides lease services by leasing self-owned vehicles to drivers through its platform. The Group generally considers itself to be the accounting lessor, as applicable, in these arrangements in accordance with IFRS 16. Revenues from these services are recognized on a straight line basis over the lease period.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.15 Revenue recognition (Continued)

●	Financial services in the PRC

The financial services revenues mainly include interest income from micro loans services and intermediary services derived from lenders. The Group generates interest income from its loan receivables by applying the effective interest method. For an explanation of how the Group calculates interest income, see Note 3.1.21-Interest income. The intermediary services provided mainly include loan facilitation services and post-origination services and they are identified as two distinct performance obligations. The Group recognizes loan facilitation services revenue at a point of time upon the successful matching borrowing requests with lenders and post-origination services revenue is recognized ratably over the terms of the underlying loans as this performance obligation is satisfied over time.

●	Others

The Group provides a variety of other initiatives services on its platform, including intra-city freight and other services. The Group generally recognizes revenues when services are provided to its customers.

(b)Contract balances and contract cost

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer when that right is conditioned on something other than the passage of time. A receivable is recorded when the Group has an unconditional right to consideration, if only the passage of time is required before payment of that consideration is due.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities mainly comprise advance payments from ride hailing services in the PRC and from Other Initiatives segment which are recognized as accrued expenses and other current liabilities and other non-current liabilities in the consolidated statements of financial position.

Contract costs include incremental costs of obtaining a contract and costs to fulfil a contract with the customers. The contract costs are amortized using a method which is consistent with the pattern of recognition of the respective revenues. The Group has applied the practical expedient to recognize the contract cost relating to obtaining a contract as an expense when incurred, if otherwise the amortization period is one year or less.

(c)Incentive to consumers

When incentives provided to consumers that are considered as customers from an accounting perspective, the incentives are recorded as a reduction of revenue if there is no exchange of a distinct good or service to the Group or the fair value of the good or service received cannot be reasonably estimated. Incentives provided to consumers that are not considered as customers from an accounting perspective that represent explicit or implicit obligations on behalf of customers from an accounting perspective are recorded as a reduction of revenues, otherwise the “Selling and marketing expenses”.

(d)Practical Expedients and Exemptions

The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all the Group’s contracts with customers have a duration of 1 year or less.

3.1.16 Cost of revenues

Cost of revenues, which are directly related to revenue generating transactions on the Group’s platform, primarily consists of transaction related costs (which mainly includes driver cost, insurance cost and payment processing charges related to the Group’s service offerings), credit losses of loan receivables, depreciation of bikes and e-bikes and vehicles, and bandwidth and server related costs.

3. Summary of accounting policies (Continued)

3.1 Summary of material accounting policies (Continued)

3.1.17 Operations and support

Operations and support expenses consist primarily of driver operation fees, personnel-related compensation expenses, including share-based compensation for the Group’s operations and support personnel, third party customer service fees, other outsourcing fees and expenses related to general operations.

3.1.18 Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotion expenses, certain incentives paid to consumers or partners, personnel-related compensation expenses, including share-based compensation for the Group’s sales and marketing staff, and amortization of acquired intangible assets utilized by sales and marketing functions.

3.1.19 Research and development expenses

Research and development expenses consist primarily of personnel-related compensation expenses, including share-based compensation for employees in engineering, depreciation and impairment of property and equipment utilized by research and development functions, design and product development, and bandwidth and server related costs incurred by research and development functions. The Group expenses all research and development expenses as incurred.

3.1.20 General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including share-based compensation for the Group’s managerial and administrative staff, professional services fees, allowances for doubtful accounts, office rental and property management fees, depreciation and amortization related to assets used for managerial functions, fines and miscellaneous administrative expenses.

3.1.21 Interest income

Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets, the effective interest rate is applied to the net carrying amount of the financial assets (after the deduction of the loss allowance).

Interest income earned from financial assets that are held for treasury management purposes is presented as interest income. Interest income generated from loan receivables in domestic and overseas financial services is presented as revenue, amounting to RMB2,764,131, RMB4,971,597 and RMB7,171,524 for the years ended December 31, 2023, 2024 and 2025. Refer to Note 4.1.2 for details.

3.2 Summary of other accounting policies

3.2.1 Functional currency and foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Group uses Renminbi (“RMB”) as its presentation currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands and BVI is United States dollars (“US$”). The functional currency of its subsidiaries incorporated in Hong Kong is Hong Kong dollar (“HK$”) or US$. The functional currency of the Chinese Mainland entities in the Group is RMB. The Company’s subsidiaries with operations in other jurisdictions generally use their respective local currencies as their functional currencies.

3. Summary of accounting policies (Continued)

3.2 Summary of other accounting policies (Continued)

3.2.1 Functional currency and foreign currency translation (Continued)

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues and expenses, gains and losses are translated into RMB using the periodic average exchange rates. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of comprehensive income (loss).

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified from equity to profit or loss on disposal of the net investment.

3.2.2 Government grants

Government grants are recognized in the consolidated statements of financial position initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as a reduction of specific costs and expenses on a systematic basis in the same periods in which the expenses are incurred. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grants are fulfilled. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in profit or loss over the useful life of the asset by way of reduced depreciation expense. For the years ended December 31, 2023, 2024 and 2025, government grants amounted to RMB254,623, RMB1,116,220 and RMB1,153,325 are recognized as reduction of specific costs and expenses.

3.2.3 Accounts receivable

Accounts receivable represent the amounts that the Group has an unconditional right to consideration from riders, other individual customers and enterprise customers, and primarily consist of (i) unpaid fare amounts from riders, (ii) fare amounts paid by riders but not yet received by the Group, (iii) fare amounts not yet paid by enterprise customers, (iv) unpaid amounts from individual customers and enterprise customers for other services completed.

Accounts receivable are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value, and subsequently measured at amortized cost using effective interest rate method, less allowance for impairment that is subject to ECL model Note 4.1.2(b).

3.2.4 Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal for use, and which have original maturities less than three months.

3.2.5 Restricted cash and non-current restricted cash

Cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions which are restricted as to withdrawal for use or pledged as security are reported separately as restricted cash. The Group’s restricted cash is classified into current and non-current based on the length of restricted period. The Group’s restricted cash primarily represents the deposits in banks which are restricted in use.

3. Summary of accounting policies (Continued)

3.2 Summary of other accounting policies (Continued)

3.2.6 Accounts payable

Accounts payable are obligations to pay for services or goods that have been acquired in the ordinary course of business from suppliers. Accounts payable are presented as current liabilities unless payment is not due within 12 months after the end of the reporting period.

Accounts payable are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

3.2.7 Financial liabilities measured at fair value through profit or loss

Except for preferred shares issued by the subsidiaries, financial liabilities measured at FVTPL mainly include forward and derivative liabilities with net gain or loss recognized in profit or loss in the consolidated income statements within investment income (loss), net.

3.2.8 Offsetting financial instruments

Financial assets and liabilities are offset, and the net amount is reported in the consolidated statements of financial position only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the assets and settle the liabilities simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in certain circumstances, such as default, insolvency, bankruptcy or the termination of a contract.

3.2.9 Employee benefits

(a)	Employee leave entitlement

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period.

(b)	Pension costs and other social welfare benefits

Full-time employees of the Group’s subsidiaries are required to participate in pension plans (defined contribution plans) and other social benefits contribution plans operated by the relevant government authorities. Other social benefits contribution plans primarily consist of medical care, unemployment insurance, employee housing fund and others. The Group’s liability in respect of these plans is limited to the contributions payable in each period. The Group’s contributions to these plans are expensed as incurred. Assets of the plans are held and managed by government authorities and are separated from those of the Group.

(c)	Bonus plan

The expected cost of bonuses is recognized as a liability when the Group has a present legal or constructive obligation for payment of bonuses as a result of services rendered by employees and a reliable estimate of the obligation being made. Liabilities for bonuses are expected to be settled within 1 year and are measured at the amounts expected to be paid when they are settled.

3. Summary of accounting policies (Continued)

3.2 Summary of other accounting policies (Continued)

3.2.10 Provisions and contingent liabilities

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events. It is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating loss.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as interest expenses.

3.2.11 Share Capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or share options are shown in equity as a deduction from the proceeds.

3.2.12 Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in shareholders’ equity (deficit) until the shares are cancelled.